INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 334
EBP, Master Trust [Line Items]
Interest in Master Trust	94.20%	93.60%